Fair Value of Financial Instruments - Schedule of Fair Value of Company's Financial Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Assets
Marketable securities	$ 83,769	$ 73,784	[1]
Level 1 | Recurring
Assets
Money market fund (cash equivalent)	124,509	26,472
Money market fund (long-term restricted cash)	199	199		$ 199
Total assets measured at fair value	124,708	26,671		$ 199
Level 2 | Recurring
Assets
Marketable securities		73,784
Total assets measured at fair value	83,769	73,784
Level 2 | Recurring | Commercial Paper
Assets
Marketable securities	50,904	43,969	[1]
Level 2 | Recurring | Corporate Debt
Assets
Marketable securities	14,797	17,072	[1]
Level 2 | Recurring | U.S. Government Agency
Assets
Marketable securities	15,061	5,053	[1]
Level 2 | Recurring | Asset-Backed Securities
Assets
Marketable securities	$ 3,007	$ 7,690	[1]

[1]	These items have been reclassified to conform to current period presentation.